Net Loss Per Share Attributable to Common Stockholders - Schedule of Anti-dilutive Outstanding Shares or Equivalents - Graphite Bio, Inc. (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	66,292,980	34,228,470
Graphite Bio, Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,942,040	10,690,909
Options To Purchase Common Stock | Graphite Bio, Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,376,373	7,755,303
Common Stock Subject To Vesting Or Repurchase | Graphite Bio, Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	565,667	2,767,526
Employee Stock Purchase Plan shares | Graphite Bio, Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	168,080